Equity - Summary of Capital Surplus (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of classes of share capital [abstract]
Issuance of ordinary shares	$ 16,519,296	$ 503,791	$ 15,737,752
Merger by share exchange	117,693,658	3,589,316	117,693,658
Difference between consideration and the carrying amount of the subsidiaries' net assets during actual disposal or acquisition	3,240,987	98,841	3,240,987
Exercised employee share options	3,706,398	113,034	3,503,786
Treasury share transactions	1,059,253	32,304	679,791
Donation from shareholders	471,894	14,391	471,894
Expired share options	647,094	19,735	646,773
Capital surplus deficit distributed as cash dividends	143,338,580	4,371,412	141,974,641
Changes in percentage of ownership interest in subsidiaries	40,151	1,224	208,310
Share of changes in capital surplus of associates accounted for using the equity method	26,029	794	21,584
Dividends that the claim period has elapsed and unclaimed by shareholders	6,198	189	6,130
Exercised disgorgement	326	10	326
Capital surplus offset deficit	72,704	2,217	236,350
Employee share options	3,325,062	101,405	1,904,176
Employee restricted stock awards	1,861,744	56,778	(49,650)
Others	119,172	3,634	207,109
Capital surplus for other purpose	5,305,978	161,817	2,061,635
Capital surplus	$ 148,717,262	$ 4,535,446	$ 144,272,626